Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Borrowing costs [abstract]
Summary of Bonds

After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 30/06/2023 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	50,276	51,424
TOTAL	50,276	51,424

Convertible loans - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	49,861	51,009
TOTAL	49,861	51,009

Other Loans and Borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,196	14,732
Obligations under leases	6,559	6,030
Accrued interests	14	8
TOTAL	24,999	23,998

Other loans and borrowings - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	—	—
Bank loans	3,619	6,321
Obligations under leases	1,032	1,005
Accrued interests	14	8
TOTAL	4,665	7,333

Other loans and borrowings - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	11,578	8,411
Obligations under leases	5,527	5,025
Accrued interests	—	—
TOTAL	20,334	16,665

Summary of Refundable and Conditional Advances

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2023/06/30
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2023/06/30	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	57,356	415	—	56,940	—	—	—
Bank loans	14,732	6,321	6,343	863	868	336	—
Leases	6,030	1,005	1,017	1,029	1,040	1,053	886
Accrued interests	8	8	—	—	—	—	—
TOTAL - Other loans and borrowings	78,125	7,748	7,360	58,832	1,909	1,389	886
TOTAL	81,354	7,748	7,360	58,832	1,909	1,389	4,116
The values in the table above are nominal (contractual) values according to IFRS 7.39(a).